Issued Capital (Details) - Schedule of Movements in Ordinary Share Capital $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 30, 2024 AUD ($)	Oct. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) $ / shares shares
Schedule of Movements in Ordinary Share Capital [Abstract]
Opening balance, Shares				7,371,807
Opening balance, Amount | $				$ 25,298,909
Shares issued to existing shareholders, Shares				746,268
Shares issued to existing shareholders, Issue price	$ 7,950,000	$ 5.2		$ 1,431,162
Shares issued to existing shareholders, Amount | $ / shares				$ 1.91776
Share capital raising costs, Shares
Share capital raising costs, Issue price | $				$ (121,844)
Closing balance, Shares			8,118,075
Closing balance, Amount | $			$ 26,608,227